UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Eagle Energy Infrastructure Fund

Class A Shares (EGLAX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$194	1.65%

How did the Fund perform during the reporting period?

The Eagle Energy Infrastructure Fund Class A Shares (“Fund”) returned +35.10% during the fiscal year ended April 30, 2026 (the “Investment Period”). The Fund invests primarily in securities that provide exposure to the underlying price and income of energy infrastructure assets in an attempt to generate attractive, long-term risk adjusted returns. The Fund’s investments attempt to capture the income and market characteristics of energy infrastructure securities while not participating in the tax complexities that can reduce the attractiveness of investing in this asset class, including K-1s, state and local tax filings.

The Investment Period provided a generally favorable environment for energy infrastructure assets and performance was driven primarily by two catalysts, the buildout of AI infrastructure and the conflict in the Middle East.

The buildout of AI infrastructure continued to accelerate, leading to significant increases in capital expenditure. This growth boosted both current energy demand and future demand projections for natural gas and electricity, particularly from data centers. The continued expansion of data center capacity is expected to increase energy demand, benefiting midstream assets.

The current conflict in the Middle East created a supply shock that drove oil prices higher and disrupted global energy markets. Such dislocations often require energy flows to be rerouted as markets work toward a new equilibrium. Although midstream companies are generally less directly sensitive to commodity prices than other segments of the energy sector, they sit at the center of, and stand to benefit from, this rebalancing process.

The majority of the Fund’s holdings contributed positively to performance during the Investment Period. In particular, the Fund’s investments within the Pipeline – Natural Gas category contributed +8.44% to the Fund’s performance during the Investment Period. In addition, investments in Pipeline – Diversified and Pipeline - Natural Gas Liquids Infrastructure category contributed +7.40% and +6.74%, respectively, to Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eagle Energy Infrastructure Fund
Alerian MLP Index Trust
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,379
$31,626
$26,767
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Eagle Energy Infrastructure Fund	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$9,424	$10,000	$10,000
Apr-2017	$11,555	$11,408	$11,792
Apr-2018	$10,040	$9,985	$13,356
Apr-2019	$10,303	$10,491	$15,158
Apr-2020	$6,175	$6,212	$15,289
Apr-2021	$9,187	$9,037	$22,320
Apr-2022	$13,137	$11,508	$22,367
Apr-2023	$14,716	$13,438	$22,963
Apr-2024	$18,719	$18,069	$28,167
Apr-2025	$23,410	$20,509	$31,574
Apr-2026	$31,626	$26,767	$41,379

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eagle Energy Infrastructure Fund
Without Load	35.10%	28.05%	12.87%
With Load	27.30%	26.53%	12.20%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-868-9501.

Fund Statistics

Table Summary
Net Assets	$266,976,631
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$2,215,718
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Mlp & Mlp Related Securities	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
96.5%
Utilities
2.1%
Money Market Funds
0.6%
Other Assets in Excess of Liabilities
0.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.6%
Utilities	2.1%
Energy	96.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Targa Resources Corporation	12.3%
Energy Transfer, L.P.	11.3%
DT Midstream, Inc.	9.0%
Williams Companies, Inc. (The)	8.3%
Enterprise Products Partners, L.P.	8.2%
Cheniere Energy, Inc.	4.8%
Kinder Morgan, Inc.	4.8%
Kodiak Gas Services, Inc.	4.8%
Plains GP Holdings, L.P., Class A	4.8%
MPLX, L.P.	4.8%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Eagle Energy Infrastructure Fund

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-EGLAX

Eagle Energy Infrastructure Fund

Class C Shares (EGLCX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$281	2.40%

How did the Fund perform during the reporting period?

The Eagle Energy Infrastructure Fund Class C Shares (“Fund”) returned +34.12% during the fiscal year ended April 30, 2026 (the “Investment Period”). The Fund invests primarily in securities that provide exposure to the underlying price and income of energy infrastructure assets in an attempt to generate attractive, long-term risk adjusted returns. The Fund’s investments attempt to capture the income and market characteristics of energy infrastructure securities while not participating in the tax complexities that can reduce the attractiveness of investing in this asset class, including K-1s, state and local tax filings.

The Investment Period provided a generally favorable environment for energy infrastructure assets and performance was driven primarily by two catalysts, the buildout of AI infrastructure and the conflict in the Middle East.

The buildout of AI infrastructure continued to accelerate, leading to significant increases in capital expenditure. This growth boosted both current energy demand and future demand projections for natural gas and electricity, particularly from data centers. The continued expansion of data center capacity is expected to increase energy demand, benefiting midstream assets.

The current conflict in the Middle East created a supply shock that drove oil prices higher and disrupted global energy markets. Such dislocations often require energy flows to be rerouted as markets work toward a new equilibrium. Although midstream companies are generally less directly sensitive to commodity prices than other segments of the energy sector, they sit at the center of, and stand to benefit from, this rebalancing process.

The majority of the Fund’s holdings contributed positively to performance during the Investment Period. In particular, the Fund’s investments within the Pipeline – Natural Gas category contributed +8.44% to the Fund’s performance during the Investment Period. In addition, investments in Pipeline – Diversified and Pipeline - Natural Gas Liquids Infrastructure category contributed +7.40% and +6.74%, respectively, to Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eagle Energy Infrastructure Fund
Alerian MLP Index Trust
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,379
$31,163
$26,767
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Eagle Energy Infrastructure Fund	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$12,190	$11,408	$11,792
Apr-2018	$10,494	$9,985	$13,356
Apr-2019	$10,702	$10,491	$15,158
Apr-2020	$6,357	$6,212	$15,289
Apr-2021	$9,395	$9,037	$22,320
Apr-2022	$13,326	$11,508	$22,367
Apr-2023	$14,822	$13,438	$22,963
Apr-2024	$18,707	$18,069	$28,167
Apr-2025	$23,235	$20,509	$31,574
Apr-2026	$31,163	$26,767	$41,379

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eagle Energy Infrastructure Fund	34.12%	27.10%	12.04%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-868-9501.

Fund Statistics

Table Summary
Net Assets	$266,976,631
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$2,215,718
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Mlp & Mlp Related Securities	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.6%
Utilities	2.1%
Energy	96.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Targa Resources Corporation	12.3%
Energy Transfer, L.P.	11.3%
DT Midstream, Inc.	9.0%
Williams Companies, Inc. (The)	8.3%
Enterprise Products Partners, L.P.	8.2%
Cheniere Energy, Inc.	4.8%
Kinder Morgan, Inc.	4.8%
Kodiak Gas Services, Inc.	4.8%
Plains GP Holdings, L.P., Class A	4.8%
MPLX, L.P.	4.8%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Eagle Energy Infrastructure Fund

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-EGLCX

Eagle Energy Infrastructure Fund

Class I Shares (EGLIX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$165	1.40%

How did the Fund perform during the reporting period?

The Eagle Energy Infrastructure Fund Class I Shares (“Fund”) returned +35.40% during the fiscal year ended April 30, 2026 (the “Investment Period”). The Fund invests primarily in securities that provide exposure to the underlying price and income of energy infrastructure assets in an attempt to generate attractive, long-term risk adjusted returns. The Fund’s investments attempt to capture the income and market characteristics of energy infrastructure securities while not participating in the tax complexities that can reduce the attractiveness of investing in this asset class, including K-1s, state and local tax filings.

The Investment Period provided a generally favorable environment for energy infrastructure assets and performance was driven primarily by two catalysts, the buildout of AI infrastructure and the conflict in the Middle East.

The buildout of AI infrastructure continued to accelerate, leading to significant increases in capital expenditure. This growth boosted both current energy demand and future demand projections for natural gas and electricity, particularly from data centers. The continued expansion of data center capacity is expected to increase energy demand, benefiting midstream assets.

The current conflict in the Middle East created a supply shock that drove oil prices higher and disrupted global energy markets. Such dislocations often require energy flows to be rerouted as markets work toward a new equilibrium. Although midstream companies are generally less directly sensitive to commodity prices than other segments of the energy sector, they sit at the center of, and stand to benefit from, this rebalancing process.

The majority of the Fund’s holdings contributed positively to performance during the Investment Period. In particular, the Fund’s investments within the Pipeline – Natural Gas category contributed +8.44% to the Fund’s performance during the Investment Period. In addition, investments in Pipeline – Diversified and Pipeline - Natural Gas Liquids Infrastructure category contributed +7.40% and +6.74%, respectively, to Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eagle Energy Infrastructure Fund
Alerian MLP Index Trust
S&P 500® Index
$425,000
$340,000
$255,000
$170,000
$85,000
$0
$413,787
$343,963
$267,670
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Eagle Energy Infrastructure Fund	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$122,899	$114,081	$117,918
Apr-2018	$106,934	$99,845	$133,562
Apr-2019	$110,168	$104,913	$151,585
Apr-2020	$66,126	$62,123	$152,893
Apr-2021	$98,645	$90,373	$223,196
Apr-2022	$141,406	$115,075	$223,672
Apr-2023	$158,793	$134,382	$229,631
Apr-2024	$202,489	$180,689	$281,669
Apr-2025	$254,037	$205,087	$315,741
Apr-2026	$343,963	$267,670	$413,787

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eagle Energy Infrastructure Fund	35.40%	28.38%	13.15%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-868-9501.

Fund Statistics

Table Summary
Net Assets	$266,976,631
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$2,215,718
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Mlp & Mlp Related Securities	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.6%
Utilities	2.1%
Energy	96.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Targa Resources Corporation	12.3%
Energy Transfer, L.P.	11.3%
DT Midstream, Inc.	9.0%
Williams Companies, Inc. (The)	8.3%
Enterprise Products Partners, L.P.	8.2%
Cheniere Energy, Inc.	4.8%
Kinder Morgan, Inc.	4.8%
Kodiak Gas Services, Inc.	4.8%
Plains GP Holdings, L.P., Class A	4.8%
MPLX, L.P.	4.8%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Eagle Energy Infrastructure Fund

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-EGLIX

Eagle Energy Infrastructure Fund

Class N Shares (EGLNX)

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$148	1.26%

How did the Fund perform during the reporting period?

The Eagle Energy Infrastructure Fund Class N Shares (“Fund”) returned +35.67% during the fiscal year ended April 30, 2026 (the “Investment Period”). The Fund invests primarily in securities that provide exposure to the underlying price and income of energy infrastructure assets in an attempt to generate attractive, long-term risk adjusted returns. The Fund’s investments attempt to capture the income and market characteristics of energy infrastructure securities while not participating in the tax complexities that can reduce the attractiveness of investing in this asset class, including K-1s, state and local tax filings.

The Investment Period provided a generally favorable environment for energy infrastructure assets and performance was driven primarily by two catalysts, the buildout of AI infrastructure and the conflict in the Middle East.

The buildout of AI infrastructure continued to accelerate, leading to significant increases in capital expenditure. This growth boosted both current energy demand and future demand projections for natural gas and electricity, particularly from data centers. The continued expansion of data center capacity is expected to increase energy demand, benefiting midstream assets.

The current conflict in the Middle East created a supply shock that drove oil prices higher and disrupted global energy markets. Such dislocations often require energy flows to be rerouted as markets work toward a new equilibrium. Although midstream companies are generally less directly sensitive to commodity prices than other segments of the energy sector, they sit at the center of, and stand to benefit from, this rebalancing process.

The majority of the Fund’s holdings contributed positively to performance during the Investment Period. In particular, the Fund’s investments within the Pipeline – Natural Gas category contributed +8.44% to the Fund’s performance during the Investment Period. In addition, investments in Pipeline – Diversified and Pipeline - Natural Gas Liquids Infrastructure category contributed +7.40% and +6.74%, respectively, to Fund performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Eagle Energy Infrastructure Fund
Alerian MLP Index Trust
S&P 500® Index
$30,000
$20,000
$10,000
$0
$29,353
$28,696
$23,561
Aug-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Eagle Energy Infrastructure Fund	Alerian MLP Index Trust	S&P 500® Index
Aug-2018	$10,000	$10,000	$10,000
Apr-2019	$9,310	$9,235	$10,512
Apr-2020	$5,594	$5,468	$10,603
Apr-2021	$8,352	$7,955	$15,479
Apr-2022	$11,992	$10,129	$15,512
Apr-2023	$13,494	$11,829	$15,925
Apr-2024	$17,234	$15,905	$19,534
Apr-2025	$21,635	$18,053	$21,896
Apr-2026	$29,353	$23,561	$28,696

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 16, 2018)
Eagle Energy Infrastructure Fund	35.67%	28.58%	15.00%
Alerian MLP Index Trust	30.52%	24.25%	11.77%
S&P 500® Index	31.05%	13.14%	14.66%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-868-9501.

Fund Statistics

Table Summary
Net Assets	$266,976,631
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$2,215,718
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Mlp & Mlp Related Securities	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.6%
Utilities	2.1%
Energy	96.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Targa Resources Corporation	12.3%
Energy Transfer, L.P.	11.3%
DT Midstream, Inc.	9.0%
Williams Companies, Inc. (The)	8.3%
Enterprise Products Partners, L.P.	8.2%
Cheniere Energy, Inc.	4.8%
Kinder Morgan, Inc.	4.8%
Kodiak Gas Services, Inc.	4.8%
Plains GP Holdings, L.P., Class A	4.8%
MPLX, L.P.	4.8%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Eagle Energy Infrastructure Fund

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-EGLNX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $30,450

2025 - $30,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $11,350

2025 – $11,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A Shares: EGLAX
Class C Shares: EGLCX
Class I Shares: EGLIX
Class N Shares: EGLNX

Annual Financial Statements
and Additional Information

April 30, 2026

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 98.6%
	COMMERCIAL - 4.8%
190,200	Kodiak Gas Services, Inc.	$12,895,560

	ELECTRIC UTILITIES - 1.1%
31,000	NextEra Energy, Inc.	3,034,280

	GATHERING & PROCESSING - 8.4%
478,000	Antero Midstream Corporation	10,449,080
123,500	Hess Midstream, L.P., Class A	4,828,850
80,500	Kinetik Holdings, Inc.	4,068,470
95,000	Summit Midstream Corporation(a)	3,006,750
		22,353,150
	LNG INFRASTRUCTURE - 4.8%
47,000	Cheniere Energy, Inc.	12,922,650

	PIPELINE-DIVERSIFIED - 23.1%
1,497,500	Energy Transfer, L.P.	30,234,525
567,504	Enterprise Products Partners, L.P.	21,962,405
102,300	ONEOK, Inc.	9,458,658
		61,655,588
	PIPELINE-NATURAL GAS - 22.1%
162,000	DT Midstream, Inc.	23,974,380
392,800	Kinder Morgan, Inc.	12,911,336
289,100	Williams Companies, Inc. (The)	22,061,221
		58,946,937
	PIPELINE-NGL INFRASTRUCTURE - 17.2%
234,000	Keyera Corporation	9,040,416
84,500	Pembina Pipeline Corporation	3,930,940
127,000	Targa Resources Corporation	33,030,160
		46,001,516
	PIPELINE-PETROLEUM - 7.2%
526,000	Plains GP Holdings, L.P., Class A	12,860,700
94,500	SunocoCorp, LLC	6,301,260
		19,161,960

See accompanying notes to financial statements.

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 98.6% (Continued)
	PIPELINES AND TRANSPORTATION - 8.9%
228,500	MPLX, L.P.	$12,857,695
161,800	TC Energy Corporation	10,829,274
		23,686,969
	RENEWABLE ELECTRIC GENERATION - 1.0%
73,000	Brookfield Renewable Corporation	2,646,980

	TOTAL MLP & MLP RELATED SECURITIES (Cost $139,047,830)	263,305,590

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
1,600,000	First American Government Obligations Fund, Class X, 3.58% (Cost $1,600,000)(b)	1,600,000

	TOTAL INVESTMENTS - 99.2% (Cost $140,647,830)	$264,905,590
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	2,071,041
	NET ASSETS - 100.0%	$266,976,631

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MLP	- Master Limited Partnership

LNG	- Liquefied Natural Gas

NGL	- Natural Gas Liquids

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026

ASSETS
Investments (cost $140,647,830)	$264,905,590
Receivable for securities sold	1,330,047
Dividends and interest receivable	651,338
Receivable for fund shares sold	353,894
Prepaid expenses and other assets	49,589
TOTAL ASSETS	267,290,458

LIABILITIES
Investment advisory fees payable, net	181,094
Payable to related parties	32,183
Distribution (12b-1) fees payable	8,097
Payable for fund shares redeemed	1,057
Accrued expenses and other liabilities	91,396
TOTAL LIABILITIES	313,827
NET ASSETS	$266,976,631

Net Assets Consist Of:
Paid in capital	$577,661,792
Accumulated deficit	(310,685,161)
NET ASSETS	$266,976,631

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
April 30, 2026

Net Asset Value Per Share:
Class A Shares:
Net Assets	$17,330,983
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,330,823
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.02
Maximum offering price per share (maximum sales charge of 5.75%)	$13.82

Class C Shares:
Net Assets	$9,059,229
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	698,027
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.98

Class I Shares:
Net Assets	$184,162,159
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,133,389
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.03

Class N Shares:
Net Assets	$56,424,260
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,268,261
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.22

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2026

INVESTMENT INCOME
Dividend income (net, tax withholdings $162,909)	$8,388,968
Interest income	83,240
TOTAL INVESTMENT INCOME	8,472,208

EXPENSES
Investment advisory fees	2,836,533
Distribution (12b-1) fees:
Class A	35,022
Class C	80,006
Third party administrative servicing fees	194,191
Administrative services fees	187,718
Registration fees	106,292
Transfer agent fees	99,529
Accounting services fees	77,011
Printing and postage expenses	71,186
Audit and tax fees	49,160
Legal fees	27,332
Compliance officer fees	25,229
Custodian fees	21,552
Trustees fees and expenses	16,593
Interest expense	4,136
Insurance expense	3,944
Other expenses	15,440
TOTAL EXPENSES	3,850,874
Less: Fees waived by the co-advisers	(620,815)
NET EXPENSES	3,230,059
NET INVESTMENT INCOME	5,242,149

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss):
Investments	10,773,494
Foreign currency transactions	(5,267)
Net realized gain	10,768,227

Net change in unrealized appreciation on:
Investments	54,260,030
Foreign currency translations	2,200
Net change in unrealized appreciation	54,262,230

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	65,030,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,272,606

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
FROM OPERATIONS
Net investment income	$5,242,149	$3,555,469
Net realized gain on investments and foreign currency transactions	10,768,227	2,559,165
Net change in unrealized appreciation on investments and foreign currency translations	54,262,230	18,974,193
Net increase in net assets resulting from operations	70,272,606	25,088,827

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(238,798)	(27,473)
Class C	(111,282)	(21,136)
Class I	(2,849,826)	(258,179)
Class N	(888,788)	(124,613)
Total distributions paid:
Class A	(442,823)	(454,434)
Class C	(223,326)	(277,890)
Class I	(5,058,534)	(4,735,595)
Class N	(1,559,520)	(1,825,297)
Net decrease in net assets resulting from distributions to shareholders	(11,372,897)	(7,724,617)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,362,644	11,865,790
Class C	1,004,607	2,225,776
Class I	66,765,661	122,988,990
Class N	1,723,626	4,527,847
Net asset value of shares issued in reinvestment of distributions:
Class A	656,533	459,740
Class C	291,062	261,487
Class I	6,905,337	4,321,251
Class N	621,122	465,125
Payments for shares redeemed:
Class A	(6,908,896)	(4,068,240)
Class C	(2,253,236)	(3,153,133)
Class I	(87,259,467)	(31,590,685)
Class N	(4,650,319)	(2,092,325)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(18,741,326)	106,211,623

TOTAL INCREASE IN NET ASSETS	40,158,383	123,575,833

NET ASSETS
Beginning of Year	226,818,248	103,242,415
End of Year	$266,976,631	$226,818,248

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	April 30, 2026	April 30, 2025
Class A:
Shares Sold	390,455	1,127,002
Shares Reinvested	60,535	45,194
Shares Redeemed	(665,454)	(396,576)
Net increase (decrease) in shares of beneficial interest outstanding	(214,464)	775,620

Class C:
Shares Sold	90,490	227,444
Shares Reinvested	27,014	26,231
Shares Redeemed	(205,299)	(301,943)
Net decrease in shares of beneficial interest outstanding	(87,795)	(48,268)

Class I:
Shares Sold	6,233,464	11,784,429
Shares Reinvested	637,110	422,842
Shares Redeemed	(8,271,007)	(3,037,920)
Net increase (decrease) in shares of beneficial interest outstanding	(1,400,433)	9,169,351

Class N :
Shares Sold	155,359	410,683
Shares Reinvested	56,376	45,735
Shares Redeemed	(425,764)	(195,288)
Net increase (decrease) in shares of beneficial interest outstanding	(214,029)	261,130

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		April 30,		April 30,		April 30,		April 30,
Class A	2026		2025		2024		2023		2022
Net asset value, beginning of year	$10.12		$8.44		$7.04		$6.64		$4.89

Activity from investment operations:
Net investment income (1)	0.23		0.20		0.20		0.17		0.12
Net realized and unrealized gain on investments	3.20		1.91		1.66		0.61		1.94
Total from investment operations	3.43		2.11		1.86		0.78		2.06

Less distributions from:
Net investment income	(0.34)		(0.40)		(0.26)		(0.19)		(0.17)
Return of capital	(0.19)		(0.03)		(0.20)		(0.19)		(0.14)
Total distributions	(0.53)		(0.43)		(0.46)		(0.38)		(0.31)

Net asset value, end of year	$13.02		$10.12		$8.44		$7.04		$6.64

Total return (2)	35.10%		25.06%		27.20%		12.01%		42.99%

Net assets, at end of year (000s)	$17,331		$15,639		$6,495		$5,225		$5,480

Ratio of gross expenses to average net assets (3)(4)	1.90	% (8)	1.92	% (7)	2.06	% (6)	1.98	% (5)	1.97%
Ratio of net expenses to average net assets (4)	1.65	% (8)	1.65	% (7)	1.66	% (6)	1.65	% (5)	1.65%
Ratio of net investment income to average net assets (4)	2.15	% (8)	1.96	% (7)	2.66	% (6)	2.43	% (5)	2.01%
Portfolio Turnover Rate	46%		32%		41%		46%		26%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the year ended April 30, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		April 30,		April 30,		April 30,		April 30,
Class C	2026		2025		2024		2023		2022
Net asset value, beginning of year	$10.09		$8.41		$7.02		$6.62		$4.88

Activity from investment operations:
Net investment income (1)	0.15		0.13		0.15		0.10		0.07
Net realized and unrealized gain on investments	3.19		1.90		1.64		0.63		1.94
Total from investment operations	3.34		2.03		1.79		0.73		2.01

Less distributions from:
Net investment income	(0.30)		(0.33)		(0.23)		(0.17)		(0.15)
Return of capital	(0.15)		(0.02)		(0.17)		(0.16)		(0.12)
Total distributions	(0.45)		(0.35)		(0.40)		(0.33)		(0.27)

Net asset value, end of year	$12.98		$10.09		$8.41		$7.02		$6.62

Total return (2)	34.12%		24.20%		26.21%		11.23%		41.84%

Net assets, at end of year (000s)	$9,059		$7,929		$7,018		$6,797		$7,197

Ratio of gross expenses to average net assets (3)(4)	2.65	% (8)	2.67	% (7)	2.81	% (6)	2.73	% (5)	2.72%
Ratio of net expenses to average net assets (4)	2.40	% (8)	2.40	% (7)	2.41	% (6)	2.40	% (5)	2.40%
Ratio of net investment income to average net assets (4)	1.40	% (8)	1.30	% (7)	1.94	% (6)	1.48	% (5)	1.27%
Portfolio Turnover Rate	46%		32%		41%		46%		26%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the year ended April 30, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		April 30,		April 30,		April 30,		April 30,
Class I	2026		2025		2024		2023		2022
Net asset value, beginning of year	$10.13		$8.44		$7.04		$6.64		$4.89

Activity from investment operations:
Net investment income (1)	0.25		0.22		0.22		0.17		0.13
Net realized and unrealized gain on investments	3.21		1.92		1.66		0.63		1.95
Total from investment operations	3.46		2.14		1.88		0.80		2.08

Less distributions from:
Net investment income	(0.36)		(0.42)		(0.27)		(0.21)		(0.18)
Return of capital	(0.20)		(0.03)		(0.21)		(0.19)		(0.15)
Total distributions	(0.56)		(0.45)		(0.48)		(0.40)		(0.33)

Net asset value, end of year	$13.03		$10.13		$8.44		$7.04		$6.64

Total return (2)	35.40%		25.46%		27.52%		12.30%		43.35%

Net assets, at end of year (000s)	$184,162		$157,299		$53,724		$45,738		$41,084

Ratio of gross expenses to average net assets (3)(4)	1.65	% (8)	1.67	% (7)	1.81	% (6)	1.73	% (5)	1.72%
Ratio of net expenses to average net assets (4)	1.40	% (8)	1.40	% (7)	1.41	% (6)	1.40	% (5)	1.40%
Ratio of net investment income to average net assets (4)	2.32	% (8)	2.19	% (7)	2.96	% (6)	2.52	% (5)	2.30%
Portfolio Turnover Rate	46%		32%		41%		46%		26%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the year ended April 30, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		April 30,		April 30,		April 30,		April 30,
Class N	2026		2025		2024		2023		2022
Net asset value, beginning of year	$10.25		$8.53		$7.10		$6.68		$4.91

Activity from investment operations:
Net investment income (1)	0.27		0.24		0.24		0.18		0.14
Net realized and unrealized gain on investments	3.26		1.93		1.67		0.64		1.96
Total from investment operations	3.53		2.17		1.91		0.82		2.10

Less distributions from:
Net investment income	(0.36)		(0.42)		(0.27)		(0.21)		(0.18)
Return of capital	(0.20)		(0.03)		(0.21)		(0.19)		(0.15)
Total distributions	(0.56)		(0.45)		(0.48)		(0.40)		(0.33)

Net asset value, end of year	$13.22		$10.25		$8.53		$7.10		$6.68

Total return (2)	35.67%		25.54%		27.71%		12.52%		43.58%

Net assets, at end of year (000s)	$56,424		$45,951		$36,005		$33,686		$36,853

Ratio of gross expenses to average net assets (3)(4)	1.65	% (8)	1.67	% (7)	1.81	% (6)	1.73	% (5)	1.72%
Ratio of net expenses to average net assets (4)	1.26	% (8)	1.26	% (7)	1.27	% (6)	1.26	% (5)	1.26%
Ratio of net investment income to average net assets (4)	2.48	% (8)	2.40	% (7)	3.11	% (6)	2.63	% (5)	2.39%
Portfolio Turnover Rate	46%		32%		41%		46%		26%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the year ended April 30, 2026 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2026

1.	ORGANIZATION

The Eagle Energy Infrastructure Fund (the “Fund”), formerly known as “Eagle MLP Strategy Fund”, is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income and capital appreciation. The Fund commenced operations on September 14, 2012.

The Fund currently offers Class A, Class C, Class I and Class N shares. Class C, Class I and Class N shares are offered at (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, depending on how much you invest, which may be waived by the co-advisers under certain circumstances. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts, and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if a co-adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2026 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$263,305,590	$—	$—	$263,305,590
Short Term Investment	1,600,000	—	—	1,600,000
Total	$264,905,590	$—	$—	$264,905,590

The Fund did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distribution” or “MQD”) . Common and general partner interests also accrue arrearages in distributions to the extent MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective July 29, 2024, the Fund entered into a revolving, uncommitted $150,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 28, 2025. Effective July 28, 2025, the Fund entered into an amended and restated agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 27, 2026. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period from May 1, 2025 through April 30, 2026, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

For the year ended April 30, 2026, the interest expense was $4,136 for the Fund. There was no outstanding balance as of April 30, 2026. The average borrowings for the Fund for the period the line was drawn, May 1, 2025 through April 30, 2026, was $843,357 at an average borrowing rate of 6.23%. As of April 30, 2026, the effective borrowing interest rate was 6.50%.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open tax years 2023– 2025 or expected to be taken in the Fund’s 2026 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $103,058,275 and $123,348,306 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s investment co-advisers (the “Co-Advisers”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the year ended April 30, 2026, the Fund incurred advisory fees of $2,836,533.

Pursuant to a written contract (the “Waiver Agreement”), the Co-Advisers have agreed, at least until August 31, 2026, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

expenses such as any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than a Co-Adviser))) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, 1.40% per annum of Class I average daily net assets and 1.26% per annum of Class N average daily net assets (the “Expense Limitation”). For the year ended April 30, 2026, the Co-Advisers waived expenses of $620,815 pursuant to the Waiver Agreement.

If the Co-Advisers waive any fees or reimburse any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Class A, Class C, Class I and Class N shares, respectively, are subsequently less than the Expense Limitation, the Co-Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation and any expense limitation in effect at the time of recoupment. If the operating expenses attributable to the Class A, Class C, Class I and Class N shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Co-Advisers may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days’ written notice to the Co-Advisers.

The following amounts are subject to recapture by the Co-Advisers by the following dates:

April 30, 2027	April 30, 2028	April 30, 2029
$417,998	$494,644	$620,815

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I and Class N shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the year ended April 30, 2026, the Distributor received $118,551 from front-end sales charge of which $17,291 was retained by the Distributor or other affiliated broker-dealers.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the tax years ended October 31, 2025, and October 31, 2024, was as follows:

	Tax Year Ended	Tax Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$6,506,943	$7,293,216
Long-Term Capital Gain	—	—
Return of Capital	4,088,694	431,401
	$10,595,637	$7,724,617

The components of accumulated earnings/(deficit) on a tax basis as of October 31, 2025, adjusted for activity through fiscal year end April 30, 2026, were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$6,021,876	$—	$—	$(414,735,797)	$—	$98,028,760	$(310,685,161)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized losses from security transactions and undistributed net investment income is primarily attributable to tax adjustments for partnerships and the tax deferral of losses on wash sales.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

At the Fund’s tax year end of October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$67,859,038	$359,595,050	$427,454,088	$2,970,843

Permanent book and tax differences, primarily attributable to tax adjustments for distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2026, as follows:

Paid In	Accumulated
Capital	Deficit
$(4,088,694)	$4,088,694

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$166,876,830	$124,422,905	$(26,394,145)	$98,028,760

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2026, National Financial Services held 34.0%, of the voting securities of the Fund and may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Eagle Energy Infrastructure Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Eagle Energy Infrastructure Fund (the Fund), a separate series of Northern Lights Fund Trust, including the schedule of investments, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Princeton Fund Advisors, LLC advised investment companies since 2010.

Denver, Colorado
June 29, 2026

Eagle Energy Infrastructure Fund
Additional Information (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Meeting of Shareholders of the Trust, held at the offices of Ultimus, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on November 21, 2025, Trust shareholders of record as of the close of business on July 18, 2025, voted to approve the following proposals:

Proposal 1: To approve a new investment co-advisory agreement between the Trust, on behalf of the Fund, Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, the current investment co-advisers to the Fund. No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

	Shares Voted	% of Shares Voted	% of Total Shares Outstanding
For	9,116,987.00	87.3%	43.3%
Against or Abstain	1,330,154.00	12.7%	6.3%

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501, by visiting the Fund’s website eaglemlpfund.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT CO-ADVISERS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

Eagle Global Advisors, LLC
1330 Post Oak Blvd, Suite 3000
Houston, TX 77056

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/8/2026

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	7/8/2026